SCHEDULE OF RESTRICTED STOCK UNITS (Details)	12 Months Ended
Mar. 31, 2023 $ / shares shares
Equity [Abstract]
RSUs beginning balance | shares
Weighted Average Grant Price, beginning balance
Aggregate Intrinsic Value, beginning balance
RSUs, Granted | shares	17,425,000
Weighted Average Grant Price, Granted	$ 0.91
Weighted Average Remaining Contractual Term, Granted	5 years 11 months 12 days
Aggregate Intrinsic Value, Granted	$ 1,568,250
RSUs, Exercised | shares
Weighted Average Grant Price, Exercised
RSUs, Forfeited | shares
Weighted Average Grant Price, Forfeited
RSUs, ending balance | shares	17,425,000
Weighted Average Grant Price, ending balance	$ 0.91
Weighted Average Remaining Contractual Term, outstanding	5 years 11 months 12 days
Aggregate Intrinsic Value, ending balance	$ 1,568,250
RSUs, Vested | shares
Weighted Average Grant Price, Vested